UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07992
MFS SERIES TRUST XI
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Mid Cap Value Fund
Class A-MVCAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$47	0.97%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVA-SEM

MFS® Mid Cap Value Fund
Class B-MCBVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$83	1.72%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVB-SEM

MFS® Mid Cap Value Fund
Class C-MVCCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$83	1.72%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVC-SEM

MFS® Mid Cap Value Fund
Class I-MCVIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$35	0.72%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVI-SEM

MFS® Mid Cap Value Fund
Class R1-MVCGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$83	1.72%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR1-SEM

MFS® Mid Cap Value Fund
Class R2-MCVRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$59	1.22%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR2-SEM

MFS® Mid Cap Value Fund
Class R3-MVCHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$47	0.97%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR3-SEM

MFS® Mid Cap Value Fund
Class R4-MVCJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$35	0.72%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR4-SEM

MFS® Mid Cap Value Fund
Class R6-MVCKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Mid Cap Value Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$30	0.61%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	16,754,805,137	Portfolio Turnover Rate (%):	10
Total Number of Holdings:	145
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	97.7%
Money Market Funds	2.3%
Equity sectors
Financials	19.8%
Industrials	17.2%
Consumer Discretionary	8.5%
Materials	8.2%
Utilities	8.0%
Real Estate	7.7%
Health Care	7.6%
Consumer Staples	7.1%
Energy	6.2%
Information Technology	6.1%
Communication Services	1.3%
Top ten holdings
Hartford Insurance Group, Inc.	1.5%
PG&E Corp.	1.3%
Targa Resources Corp.	1.3%
Raymond James Financial, Inc.	1.2%
Willis Towers Watson PLC	1.2%
Cencora, Inc.	1.2%
Kenvue, Inc.	1.1%
M&T Bank Corp.	1.1%
Public Service Enterprise Group, Inc.	1.1%
Agilent Technologies, Inc.	1.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
MDVR6-SEM

MFS® Blended Research®
Core Equity Fund
Class A-MUEAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.74%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEA-SEM

MFS® Blended Research®
Core Equity Fund
Class B-MUSBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$73	1.49%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEB-SEM

MFS® Blended Research®
Core Equity Fund
Class C-MUECX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$73	1.49%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEC-SEM

MFS® Blended Research®
Core Equity Fund
Class I-MUSEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$24	0.49%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNEI-SEM

MFS® Blended Research®
Core Equity Fund
Class R1-MUERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$73	1.49%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER1-SEM

MFS® Blended Research®
Core Equity Fund
Class R2-MUESX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.99%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER2-SEM

MFS® Blended Research®
Core Equity Fund
Class R3-MUETX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.74%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER3-SEM

MFS® Blended Research®
Core Equity Fund
Class R4-MUEUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$24	0.49%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER4-SEM

MFS® Blended Research®
Core Equity Fund
Class R6-MUEVX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Blended Research Core Equity Fund for the period of October 1, 2024 to March 31, 2025. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.39%
FUND STATISTICS AS OF 3/31/25
Net Assets ($):	1,412,909,267	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	108
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 3/31/25)
Portfolio structure
Equities	99.2%
Money Market Funds	0.8%
Equity sectors
Information Technology	28.8%
Financials	14.5%
Health Care	11.4%
Consumer Discretionary	10.0%
Communication Services	9.4%
Industrials	7.7%
Consumer Staples	6.3%
Energy	3.9%
Real Estate	3.0%
Utilities	2.9%
Materials	1.3%
Top ten holdings
Apple, Inc.	6.6%
NVIDIA Corp.	6.1%
Microsoft Corp.	6.0%
Amazon.com, Inc.	4.3%
Meta Platforms, Inc., "A"	4.1%
Visa, Inc., "A"	2.5%
AbbVie, Inc.	2.4%
Alphabet, Inc., "A"	2.2%
Johnson & Johnson	2.0%
Cigna Group	1.7%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
UNER6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Blended Research Core Equity Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Blended Research Core Equity Fund
Portfolio of Investments − 3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.9%
Aerospace & Defense – 1.4%
General Electric Co.	50,460	$ 10,099,569
Leidos Holdings, Inc.	72,329	9,760,075
		$19,859,644
Airlines – 0.3%
United Airlines Holdings, Inc. (a)	55,072	$ 3,802,722
Apparel Manufacturers – 0.5%
VF Corp.	452,706	$ 7,025,997
Automotive – 1.3%
Aptiv PLC (a)	53,009	$ 3,154,036
Tesla, Inc. (a)	58,695	15,211,396
		$18,365,432
Biotechnology – 0.2%
Biogen, Inc. (a)	24,389	$ 3,337,391
Broadcasting – 1.4%
Netflix, Inc. (a)	4,600	$ 4,289,638
Spotify Technology S.A. (a)	29,452	16,199,483
		$20,489,121
Brokerage & Asset Managers – 1.4%
Citigroup, Inc.	176,444	$ 12,525,760
Raymond James Financial, Inc.	51,362	7,134,695
		$19,660,455
Business Services – 2.5%
Accenture PLC, “A”	14,439	$ 4,505,546
Dropbox, Inc. (a)	129,907	3,469,816
GoDaddy, Inc. (a)	40,436	7,284,141
Verisk Analytics, Inc., “A”	67,463	20,078,338
		$35,337,841
Chemicals – 0.4%
Eastman Chemical Co.	68,096	$ 5,999,939
Computer Software – 9.3%
Guidewire Software, Inc. (a)	53,734	$ 10,067,602
Microsoft Corp.	225,230	84,549,090
Okta, Inc. (a)	21,231	2,233,926
Salesforce, Inc.	80,274	21,542,331
ServiceNow, Inc. (a)	15,559	12,387,142
Zoom Communications, Inc. (a)	18,363	1,354,638
		$132,134,729
UNEFS-SEM
1

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 6.6%
Apple, Inc.	417,260	$ 92,685,964
Construction – 2.2%
Builders FirstSource, Inc. (a)	110,362	$ 13,788,628
Essex Property Trust, Inc., REIT	25,161	7,713,608
Masco Corp.	89,280	6,208,531
Mohawk Industries, Inc. (a)	16,265	1,857,138
Stanley Black & Decker, Inc.	26,688	2,051,773
		$31,619,678
Consumer Products – 2.3%
Colgate-Palmolive Co.	127,636	$ 11,959,493
Kimberly-Clark Corp.	141,598	20,138,068
		$32,097,561
Consumer Services – 1.0%
Booking Holdings, Inc.	3,191	$ 14,700,650
Electrical Equipment – 0.8%
Amphenol Corp., “A”	34,346	$ 2,252,754
TE Connectivity PLC	66,296	9,368,951
		$11,621,705
Electronics – 9.1%
Applied Materials, Inc.	83,998	$ 12,189,790
Broadcom, Inc.	72,669	12,166,970
Lam Research Corp.	254,117	18,474,306
NVIDIA Corp.	794,444	86,101,841
		$128,932,907
Energy - Independent – 2.7%
ConocoPhillips	112,683	$ 11,833,969
EOG Resources, Inc.	86,498	11,092,503
Phillips 66	123,034	15,192,238
		$38,118,710
Energy - Integrated – 0.1%
Exxon Mobil Corp.	11,088	$ 1,318,696
Energy - Renewables – 0.5%
GE Vernova, Inc.	21,190	$ 6,468,883
Food & Beverages – 1.6%
General Mills, Inc.	253,985	$ 15,185,763
Mondelez International, Inc.	86,974	5,901,186
PepsiCo, Inc.	8,151	1,222,161
		$22,309,110
Health Maintenance Organizations – 1.8%
Cigna Group	73,218	$ 24,088,722
Humana, Inc.	5,577	1,475,674
		$25,564,396
2

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 4.8%
Ameriprise Financial, Inc.	44,725	$ 21,651,820
Berkshire Hathaway, Inc., “B” (a)	26,730	14,235,863
Chubb Ltd.	5,920	1,787,781
Corebridge Financial, Inc.	385,459	12,168,941
Equitable Holdings, Inc.	57,656	3,003,301
Everest Group Ltd.	3,926	1,426,433
Hartford Insurance Group, Inc.	58,678	7,260,229
MetLife, Inc.	36,144	2,902,002
Principal Financial Group, Inc.	35,234	2,972,692
		$67,409,062
Interactive Media Services – 7.6%
Alphabet, Inc., “A”	200,348	$ 30,981,815
Alphabet, Inc., “C”	119,034	18,596,682
Meta Platforms, Inc., “A”	100,028	57,652,138
		$107,230,635
Machinery & Tools – 2.2%
CNH Industrial N.V.	559,659	$ 6,872,613
Eaton Corp. PLC	20,274	5,511,081
Wabtec Corp.	102,226	18,538,685
		$30,922,379
Major Banks – 2.0%
Bank of America Corp.	174,117	$ 7,265,902
JPMorgan Chase & Co.	22,325	5,476,323
Wells Fargo & Co.	224,017	16,082,180
		$28,824,405
Medical & Health Technology & Services – 1.3%
IQVIA Holdings, Inc. (a)	7,134	$ 1,257,724
McKesson Corp.	20,564	13,839,367
Universal Health Services, Inc.	15,937	2,994,562
		$18,091,653
Medical Equipment – 1.2%
Boston Scientific Corp. (a)	95,664	$ 9,650,585
Medtronic PLC	85,705	7,701,451
		$17,352,036
Network & Telecom – 1.8%
Motorola Solutions, Inc.	10,006	$ 4,380,727
Qualcomm, Inc.	136,657	20,991,882
		$25,372,609
Oil Services – 1.1%
TechnipFMC PLC	490,041	$ 15,529,399
Other Banks & Diversified Financials – 6.3%
American Express Co.	65,423	$ 17,602,058
Mastercard, Inc., “A”	10,250	5,618,230
Northern Trust Corp.	188,269	18,572,737
Popular, Inc.	106,430	9,830,939
3

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Synchrony Financial	49,856	$ 2,639,377
Visa, Inc., “A”	98,778	34,617,738
		$88,881,079
Pharmaceuticals – 6.8%
AbbVie, Inc.	160,470	$ 33,621,674
Eli Lilly & Co.	5,021	4,146,894
Johnson & Johnson	172,082	28,538,079
Organon & Co.	116,702	1,737,693
Pfizer, Inc.	602,422	15,265,374
Vertex Pharmaceuticals, Inc. (a)	27,109	13,142,985
		$96,452,699
Printing & Publishing – 0.1%
Lamar Advertising Co., REIT	11,058	$ 1,258,179
Railroad & Shipping – 0.4%
CSX Corp.	170,001	$ 5,003,129
Real Estate – 1.9%
Essential Properties Realty Trust, REIT	44,527	$ 1,453,361
Jones Lang LaSalle, Inc. (a)	45,752	11,342,378
Simon Property Group, Inc., REIT	8,742	1,451,871
W.P. Carey, Inc., REIT	208,796	13,177,116
		$27,424,726
Real Estate - Office – 0.4%
Cousins Properties, Inc., REIT	171,202	$ 5,050,459
Restaurants – 0.9%
Aramark	312,729	$ 10,795,405
Brinker International, Inc. (a)	9,200	1,371,260
		$12,166,665
Specialty Chemicals – 0.8%
RPM International, Inc.	104,151	$ 12,048,188
Specialty Stores – 6.9%
Amazon.com, Inc. (a)	320,368	$ 60,953,216
Home Depot, Inc.	17,410	6,380,591
O'Reilly Automotive, Inc. (a)	13,410	19,210,898
Target Corp.	104,909	10,948,303
		$97,493,008
Telecom Services – 0.4%
T-Mobile USA, Inc.	18,748	$ 5,000,279
Tobacco – 1.7%
Altria Group, Inc.	362,248	$ 21,742,125
Philip Morris International, Inc.	10,438	1,656,824
		$23,398,949
4

MFS Blended Research Core Equity Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 2.9%
Ameren Corp.	45,673	$ 4,585,569
Edison International	112,785	6,645,292
NextEra Energy, Inc.	261,595	18,544,469
NRG Energy, Inc.	14,810	1,413,763
PG&E Corp.	556,560	9,561,701
		$40,750,794
Total Common Stocks (Identified Cost, $918,293,798)		$1,397,111,863
Mutual Funds (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $11,326,427)	11,325,295	$ 11,326,427
Other Assets, Less Liabilities – 0.3%		4,470,977
Net Assets – 100.0%		$1,412,909,267
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,326,427 and $1,397,111,863, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Blended Research Core Equity Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $918,293,798)	$1,397,111,863
Investments in affiliated issuers, at value (identified cost, $11,326,427)	11,326,427
Cash	35,069
Receivables for
Fund shares sold	4,278,485
Dividends	1,413,241
Receivable from investment adviser	5,686
Other assets	2,903
Total assets	$1,414,173,674
Liabilities
Payables for
Investments purchased	$35,069
Fund shares reacquired	803,926
Payable to affiliates
Administrative services fee	2,096
Shareholder servicing costs	331,066
Distribution and service fees	13,732
Payable for independent Trustees' compensation	4,354
Accrued expenses and other liabilities	74,164
Total liabilities	$1,264,407
Net assets	$1,412,909,267
Net assets consist of
Paid-in capital	$883,278,186
Total distributable earnings (loss)	529,631,081
Net assets	$1,412,909,267
Shares of beneficial interest outstanding	41,189,639
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$310,627,802	9,180,735	$33.83
Class B	2,374,167	74,516	31.86
Class C	13,334,938	429,456	31.05
Class I	672,735,237	19,423,011	34.64
Class R1	1,257,680	40,141	31.33
Class R2	39,507,516	1,257,300	31.42
Class R3	38,716,099	1,148,916	33.70
Class R4	11,277,586	330,750	34.10
Class R6	323,078,242	9,304,814	34.72
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $35.89 [100 / 94.25 x $33.83]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
6

MFS Blended Research Core Equity Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$9,960,910
Dividends from affiliated issuers	327,068
Other	15,782
Foreign taxes withheld	(24,844)
Total investment income	$10,278,916
Expenses
Management fee	$2,912,389
Distribution and service fees	672,047
Shareholder servicing costs	604,884
Administrative services fee	108,989
Independent Trustees' compensation	14,140
Custodian fee	33,141
Shareholder communications	34,798
Audit and tax fees	34,901
Legal fees	3,232
Miscellaneous	124,579
Total expenses	$4,543,100
Reduction of expenses by investment adviser and distributor	(380,352)
Net expenses	$4,162,748
Net investment income (loss)	$6,116,168
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$65,300,967
Affiliated issuers	1,694
Net realized gain (loss)	$65,302,661
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(100,683,787)
Affiliated issuers	(3,562)
Net unrealized gain (loss)	$(100,687,349)
Net realized and unrealized gain (loss)	$(35,384,688)
Change in net assets from operations	$(29,268,520)
See Notes to Financial Statements
7

MFS Blended Research Core Equity Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24
Change in net assets
From operations
Net investment income (loss)	$6,116,168	$11,779,825
Net realized gain (loss)	65,302,661	129,233,822
Net unrealized gain (loss)	(100,687,349)	241,135,127
Change in net assets from operations	$(29,268,520)	$382,148,774
Total distributions to shareholders	$(140,711,189)	$(43,563,552)
Change in net assets from fund share transactions	$144,200,769	$25,505,250
Total change in net assets	$(25,778,940)	$364,090,472
Net assets
At beginning of period	1,438,688,207	1,074,597,735
At end of period	$1,412,909,267	$1,438,688,207
See Notes to Financial Statements
8

MFS Blended Research Core Equity Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$38.11	$28.96	$25.78	$34.76	$28.49	$26.52
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.24	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.70)	10.06	5.26	(3.91)	8.10	3.08
Total from investment operations	$(0.58)	$10.32	$5.50	$(3.68)	$8.34	$3.36
Less distributions declared to shareholders
From net investment income	$(0.24)	$(0.23)	$(0.27)	$(0.22)	$(0.26)	$(0.38)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.70)	$(1.17)	$(2.32)	$(5.30)	$(2.07)	$(1.39)
Net asset value, end of period (x)	$33.83	$38.11	$28.96	$25.78	$34.76	$28.49
Total return (%) (r)(s)(t)(x)	(2.25)(n)	36.61	22.17	(13.53)	30.69	12.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.81	0.81	0.81	0.81	0.82
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.64(a)	0.77	0.87	0.73	0.74	1.04
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$310,628	$320,776	$225,683	$182,294	$221,508	$243,181

See Notes to Financial Statements
9

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.99	$27.40	$24.43	$33.22	$27.30	$25.47
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.01	$0.04	$(0.01)	$(0.00)(w)	$0.08
Net realized and unrealized gain (loss)	(0.65)	9.52	4.98	(3.70)	7.76	2.94
Total from investment operations	$(0.67)	$9.53	$5.02	$(3.71)	$7.76	$3.02
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$—	$(0.03)	$(0.18)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.46)	$(0.94)	$(2.05)	$(5.08)	$(1.84)	$(1.19)
Net asset value, end of period (x)	$31.86	$35.99	$27.40	$24.43	$33.22	$27.30
Total return (%) (r)(s)(t)(x)	(2.60)(n)	35.58	21.29	(14.20)	29.70	12.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54(a)	1.55	1.56	1.56	1.55	1.57
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.13)(a)	0.02	0.15	(0.03)	(0.01)	0.29
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$2,374	$3,431	$5,864	$9,268	$15,538	$15,562
Class C	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.16	$26.79	$23.94	$32.65	$26.85	$25.06
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.01	$0.04	$(0.01)	$(0.00)(w)	$0.07
Net realized and unrealized gain (loss)	(0.63)	9.30	4.87	(3.62)	7.65	2.90
Total from investment operations	$(0.65)	$9.31	$4.91	$(3.63)	$7.65	$2.97
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$—	$(0.04)	$(0.17)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.46)	$(0.94)	$(2.06)	$(5.08)	$(1.85)	$(1.18)
Net asset value, end of period (x)	$31.05	$35.16	$26.79	$23.94	$32.65	$26.85
Total return (%) (r)(s)(t)(x)	(2.60)(n)	35.57	21.28	(14.20)	29.76	12.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54(a)	1.56	1.56	1.56	1.55	1.57
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.11)(a)	0.02	0.14	(0.03)	(0.02)	0.29
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$13,335	$14,692	$18,623	$27,015	$45,369	$44,725

See Notes to Financial Statements
10

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$38.97	$29.58	$26.29	$35.38	$28.96	$26.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.32	$0.31	$0.33	$0.35
Net realized and unrealized gain (loss)	(0.72)	10.28	5.36	(3.98)	8.24	3.13
Total from investment operations	$(0.55)	$10.63	$5.68	$(3.67)	$8.57	$3.48
Less distributions declared to shareholders
From net investment income	$(0.32)	$(0.30)	$(0.34)	$(0.34)	$(0.34)	$(0.45)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.78)	$(1.24)	$(2.39)	$(5.42)	$(2.15)	$(1.46)
Net asset value, end of period (x)	$34.64	$38.97	$29.58	$26.29	$35.38	$28.96
Total return (%) (r)(s)(t)(x)	(2.11)(n)	36.95	22.48	(13.31)	31.03	13.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54(a)	0.56	0.56	0.56	0.56	0.57
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.89(a)	1.02	1.12	0.98	0.99	1.29
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$672,735	$715,356	$515,759	$449,442	$533,711	$465,900
Class R1	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.45	$27.00	$24.17	$32.92	$27.10	$25.18
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$0.00(w)	$0.03	$(0.01)	$(0.00)(w)	$0.13
Net realized and unrealized gain (loss)	(0.64)	9.39	4.93	(3.66)	7.71	2.80
Total from investment operations	$(0.66)	$9.39	$4.96	$(3.67)	$7.71	$2.93
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.08)	$—	$(0.08)	$—
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.46)	$(0.94)	$(2.13)	$(5.08)	$(1.89)	$(1.01)
Net asset value, end of period (x)	$31.33	$35.45	$27.00	$24.17	$32.92	$27.10
Total return (%) (r)(s)(t)(x)	(2.61)(n)	35.59	21.28	(14.20)	29.76	11.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.54(a)	1.56	1.56	1.56	1.55	1.58
Expenses after expense reductions	1.49(a)	1.49	1.49	1.49	1.49	1.49
Net investment income (loss)	(0.13)(a)	0.02	0.12	(0.02)	(0.01)	0.49
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$1,258	$1,501	$1,485	$1,159	$1,333	$1,084

See Notes to Financial Statements
11

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.60	$27.13	$24.27	$33.02	$27.16	$25.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.17	$0.16	$0.14	$0.15	$0.20
Net realized and unrealized gain (loss)	(0.64)	9.40	4.94	(3.66)	7.70	2.94
Total from investment operations	$(0.57)	$9.57	$5.10	$(3.52)	$7.85	$3.14
Less distributions declared to shareholders
From net investment income	$(0.15)	$(0.16)	$(0.19)	$(0.15)	$(0.18)	$(0.29)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.61)	$(1.10)	$(2.24)	$(5.23)	$(1.99)	$(1.30)
Net asset value, end of period (x)	$31.42	$35.60	$27.13	$24.27	$33.02	$27.16
Total return (%) (r)(s)(t)(x)	(2.37)(n)	36.25	21.89	(13.74)	30.33	12.60
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.06	1.06	1.06	1.05	1.07
Expenses after expense reductions	0.99(a)	0.99	0.99	0.99	0.99	0.99
Net investment income (loss)	0.39(a)	0.52	0.62	0.47	0.49	0.79
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$39,508	$45,602	$36,054	$34,446	$48,557	$45,533
Class R3	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$37.96	$28.85	$25.68	$34.66	$28.40	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.26	$0.24	$0.23	$0.24	$0.28
Net realized and unrealized gain (loss)	(0.69)	10.01	5.24	(3.89)	8.08	3.06
Total from investment operations	$(0.57)	$10.27	$5.48	$(3.66)	$8.32	$3.34
Less distributions declared to shareholders
From net investment income	$(0.23)	$(0.22)	$(0.26)	$(0.24)	$(0.25)	$(0.37)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.69)	$(1.16)	$(2.31)	$(5.32)	$(2.06)	$(1.38)
Net asset value, end of period (x)	$33.70	$37.96	$28.85	$25.68	$34.66	$28.40
Total return (%) (r)(s)(t)(x)	(2.23)(n)	36.57	22.21	(13.53)	30.71	12.84
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.81	0.81	0.81	0.81	0.82
Expenses after expense reductions	0.74(a)	0.74	0.74	0.74	0.74	0.74
Net investment income (loss)	0.64(a)	0.77	0.88	0.73	0.73	1.05
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$38,716	$45,000	$36,793	$38,202	$50,589	$59,630

See Notes to Financial Statements
12

MFS Blended Research Core Equity Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$38.42	$29.18	$25.96	$34.99	$28.65	$26.66
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.35	$0.31	$0.30	$0.32	$0.35
Net realized and unrealized gain (loss)	(0.70)	10.13	5.30	(3.93)	8.16	3.09
Total from investment operations	$(0.53)	$10.48	$5.61	$(3.63)	$8.48	$3.44
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.30)	$(0.34)	$(0.32)	$(0.33)	$(0.44)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.79)	$(1.24)	$(2.39)	$(5.40)	$(2.14)	$(1.45)
Net asset value, end of period (x)	$34.10	$38.42	$29.18	$25.96	$34.99	$28.65
Total return (%) (r)(s)(t)(x)	(2.11)(n)	36.96	22.49	(13.33)	31.06	13.15
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.54(a)	0.56	0.56	0.56	0.56	0.57
Expenses after expense reductions	0.49(a)	0.49	0.49	0.49	0.49	0.49
Net investment income (loss)	0.89(a)	1.02	1.12	0.97	0.99	1.28
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$11,278	$11,754	$9,732	$7,219	$12,391	$16,640
Class R6	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$39.07	$29.66	$26.35	$35.45	$29.02	$26.99
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.39	$0.35	$0.34	$0.36	$0.38
Net realized and unrealized gain (loss)	(0.72)	10.29	5.38	(3.99)	8.24	3.14
Total from investment operations	$(0.53)	$10.68	$5.73	$(3.65)	$8.60	$3.52
Less distributions declared to shareholders
From net investment income	$(0.36)	$(0.33)	$(0.37)	$(0.37)	$(0.36)	$(0.48)
From net realized gain	(3.46)	(0.94)	(2.05)	(5.08)	(1.81)	(1.01)
Total distributions declared to shareholders	$(3.82)	$(1.27)	$(2.42)	$(5.45)	$(2.17)	$(1.49)
Net asset value, end of period (x)	$34.72	$39.07	$29.66	$26.35	$35.45	$29.02
Total return (%) (r)(s)(t)(x)	(2.07)(n)	37.05	22.64	(13.22)	31.13	13.28
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.46	0.46	0.46	0.45	0.46
Expenses after expense reductions	0.39(a)	0.39	0.39	0.39	0.39	0.38
Net investment income (loss)	1.00(a)	1.12	1.22	1.08	1.09	1.40
Portfolio turnover rate	24(n)	44	48	43	57	63
Net assets at end of period (000 omitted)	$323,078	$280,576	$224,605	$180,063	$219,533	$180,306

See Notes to Financial Statements
13

MFS Blended Research Core Equity Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Core Equity Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
15

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,397,111,863	$—	$—	$1,397,111,863
Investment Companies	11,326,427	—	—	11,326,427
Total	$1,408,438,290	$—	$—	$1,408,438,290
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
16

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$9,900,997
Long-term capital gains	33,662,555
Total distributions	$43,563,552
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 3/31/25
Cost of investments	$932,399,582
Gross appreciation	508,240,627
Gross depreciation	(32,201,919)
Net unrealized appreciation (depreciation)	$476,038,708
As of 9/30/24
Undistributed ordinary income	26,852,402
Undistributed long-term capital gain	96,032,333
Net unrealized appreciation (depreciation)	576,726,055
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/25	Year ended 9/30/24
Class A	$31,482,737	$9,195,609
Class B	302,680	167,996
Class C	1,408,759	543,322
Class I	66,139,707	21,133,263
Class R1	134,923	41,131
Class R2	4,440,909	1,453,683
Class R3	4,216,875	1,451,834
Class R4	1,210,552	419,578
Class R6	31,374,047	9,157,136
Total	$140,711,189	$43,563,552
17

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2026. For the six months ended March 31, 2025, this management fee reduction amounted to $102,373, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.38% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
Classes
A	B	C	I	R1	R2	R3	R4	R6
0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.41%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until January 31, 2026. For the six months ended March 31, 2025, this reduction amounted to $277,976, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $23,151 for the six months ended March 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 412,998
Class B	0.75%	0.25%	1.00%	1.00%	15,155
Class C	0.75%	0.25%	1.00%	1.00%	72,684
Class R1	0.75%	0.25%	1.00%	1.00%	7,035
Class R2	0.25%	0.25%	0.50%	0.50%	109,908
Class R3	—	0.25%	0.25%	0.25%	54,267
Total Distribution and Service Fees					$672,047
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2025, this rebate amounted to $3 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
18

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2025, were as follows:
Amount
Class A	$879
Class B	7
Class C	250
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2025, the fee was $29,817, which equated to 0.0040% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $575,067.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.0147% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class I	5	$175
8/19/2024	Redemption	Class R1	3	116
8/19/2024	Redemption	Class R2	4	134
8/19/2024	Redemption	Class R3	5	192
8/19/2024	Redemption	Class R4	5	176
During the six months ended March 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $1,627,926 and $151,396, respectively. The sales transactions resulted in net realized gains (losses) of $(26,375).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2025, this reimbursement amounted to $15,624, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended March 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $372,265,419 and $350,270,832, respectively.
19

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	804,990	$29,970,378	1,766,159	$59,718,130
Class B	2,143	77,317	11,156	356,090
Class C	56,721	1,942,150	110,966	3,557,364
Class I	2,497,688	93,984,542	4,848,282	171,341,666
Class R1	6,966	230,424	3,634	114,203
Class R2	79,382	2,715,864	212,765	6,823,428
Class R3	107,093	3,934,915	254,089	8,763,737
Class R4	42,481	1,606,027	82,221	2,843,546
Class R6	2,297,414	88,294,381	1,140,530	40,096,995
	5,894,878	$222,755,998	8,429,802	$293,615,159
Shares issued to shareholders in reinvestment of distributions
Class A	803,121	$29,329,992	274,386	$8,470,304
Class B	8,784	302,680	5,728	167,996
Class C	40,007	1,343,833	18,587	532,520
Class I	1,704,690	63,670,187	662,171	20,858,382
Class R1	3,981	134,923	1,424	41,131
Class R2	130,846	4,440,909	50,318	1,453,683
Class R3	115,944	4,216,875	47,214	1,451,834
Class R4	32,922	1,210,552	13,509	419,578
Class R6	721,260	26,996,753	283,103	8,934,719
	3,561,555	$131,646,704	1,356,440	$42,330,147
Shares reacquired
Class A	(844,399)	$(30,894,306)	(1,415,436)	$(48,130,715)
Class B	(31,732)	(1,104,949)	(135,564)	(4,214,616)
Class C	(85,087)	(2,907,065)	(406,816)	(12,252,419)
Class I	(3,136,804)	(121,084,768)	(4,587,452)	(156,037,512)
Class R1	(13,146)	(455,011)	(17,693)	(501,604)
Class R2	(233,926)	(7,953,629)	(311,055)	(10,065,876)
Class R3	(259,529)	(9,523,024)	(391,381)	(13,372,422)
Class R4	(50,599)	(1,844,834)	(123,284)	(4,153,607)
Class R6	(894,825)	(34,434,347)	(1,815,928)	(61,711,285)
	(5,550,047)	$(210,201,933)	(9,204,609)	$(310,440,056)
Net change
Class A	763,712	$28,406,064	625,109	$20,057,719
Class B	(20,805)	(724,952)	(118,680)	(3,690,530)
Class C	11,641	378,918	(277,263)	(8,162,535)
Class I	1,065,574	36,569,961	923,001	36,162,536
Class R1	(2,199)	(89,664)	(12,635)	(346,270)
Class R2	(23,698)	(796,856)	(47,972)	(1,788,765)
Class R3	(36,492)	(1,371,234)	(90,078)	(3,156,851)
Class R4	24,804	971,745	(27,554)	(890,483)
Class R6	2,123,849	80,856,787	(392,295)	(12,679,571)
	3,906,386	$144,200,769	581,633	$25,505,250
20

MFS Blended Research Core Equity Fund
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2030 Fund, and the MFS Lifetime 2055 Fund were each the owners of record of approximately 2%, 2%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2025, the fund’s commitment fee and interest expense were $3,352 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$13,487,373	$96,836,257	$98,995,335	$1,694	$(3,562)	$11,326,427
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$327,068	$—
21

MFS Blended Research Core Equity Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XI, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	12,397,536,676.038	271,079,869.507
John A. Caroselli	12,405,902,605.368	262,713,940.176
Maureen R. Goldfarb	12,460,177,928.982	208,438,616.562
Peter D. Jones	12,427,360,691.762	241,255,853.782
John P. Kavanaugh	12,447,471,025.109	221,145,520.435
James W. Kilman, Jr.	12,460,309,345.084	208,307,200.460
Clarence Otis, Jr.	12,420,601,952.239	248,014,593.305
Michael W. Roberge	12,460,314,164.880	208,302,380.664
Maryanne L. Roepke	12,471,848,196.676	196,768,348.868
Paula E. Smith	12,476,938,441.074	191,678,104.470
Laurie J. Thomsen	12,475,972,251.970	192,644,293.574
Darrell A. Williams	12,456,104,251.337	212,512,294.208
22

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Blended Research Core Equity Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Blended Research Core Equity Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.
23

MFS Mid Cap Value Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Mid Cap Value Fund
Portfolio of Investments − 3/31/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.2%
Aerospace & Defense – 2.9%
Howmet Aerospace, Inc.	909,928	$ 118,044,960
KBR, Inc.	2,281,782	113,655,561
L3Harris Technologies, Inc.	514,488	107,687,483
Leidos Holdings, Inc.	864,182	116,612,719
Standard Aero, Inc. (a)	1,228,501	32,727,267
		$488,727,990
Airlines – 1.1%
Alaska Air Group, Inc. (a)	1,454,380	$ 71,584,584
Delta Air Lines, Inc.	2,500,932	109,040,635
		$180,625,219
Apparel Manufacturers – 0.7%
Skechers USA, Inc., “A” (a)	1,998,630	$ 113,482,211
Automotive – 1.7%
Aptiv PLC (a)	2,159,388	$ 128,483,586
LKQ Corp.	3,579,317	152,264,145
		$280,747,731
Biotechnology – 0.4%
Biogen, Inc. (a)	445,533	$ 60,966,736
Broadcasting – 0.6%
Omnicom Group, Inc.	1,186,467	$ 98,369,979
Brokerage & Asset Managers – 2.7%
Carlyle Group, Inc.	1,796,572	$ 78,312,574
Evercore Partners, Inc.	375,525	74,999,853
Raymond James Financial, Inc.	1,485,156	206,303,020
TPG, Inc.	1,904,701	90,339,968
		$449,955,415
Business Services – 2.5%
Fidelity National Information Services, Inc.	2,047,793	$ 152,929,181
Global Payments, Inc.	1,500,277	146,907,124
TransUnion	1,478,820	122,727,272
		$422,563,577
Chemicals – 0.9%
Eastman Chemical Co.	1,692,747	$ 149,147,938
Computer Software – 0.9%
Check Point Software Technologies Ltd. (a)	545,393	$ 124,305,972
Pegasystems, Inc.	460,484	32,012,848
		$156,318,820
MDVFS-SEM

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 1.3%
CDW Corp.	723,775	$ 115,992,181
Zebra Technologies Corp., “A” (a)	358,341	101,252,833
		$217,245,014
Construction – 7.1%
Allegion PLC	1,082,436	$ 141,214,601
Builders FirstSource, Inc. (a)	632,421	79,014,680
Essex Property Trust, Inc., REIT	441,040	135,209,633
Ferguson Enterprises, Inc.	529,493	84,840,663
James Hardie Industries PLC (a)(l)	2,841,965	66,956,695
Mid-America Apartment Communities, Inc., REIT	794,885	133,206,828
Mohawk Industries, Inc. (a)	642,619	73,374,237
Otis Worldwide Corp.	1,056,801	109,061,863
Stanley Black & Decker, Inc.	1,296,811	99,698,830
Sun Communities, Inc., REIT	976,781	125,653,108
Toll Brothers, Inc.	1,325,811	139,992,384
		$1,188,223,522
Consumer Products – 2.1%
International Flavors & Fragrances, Inc.	1,399,991	$ 108,653,301
Kenvue, Inc.	7,690,373	184,415,145
Newell Brands, Inc.	9,530,313	59,087,941
		$352,156,387
Containers – 1.7%
Avery Dennison Corp.	616,299	$ 109,682,733
Graphic Packaging Holding Co.	6,652,862	172,708,298
		$282,391,031
Electrical Equipment – 1.3%
Berry Global, Inc.	1,516,351	$ 105,856,463
TE Connectivity PLC	849,401	120,037,350
		$225,893,813
Electronics – 3.1%
Corning, Inc.	2,666,610	$ 122,077,406
Flex Ltd. (a)	4,205,853	139,129,617
NXP Semiconductors N.V.	512,224	97,353,294
ON Semiconductor Corp. (a)	1,518,176	61,774,581
Onto Innovation, Inc. (a)	394,930	47,920,806
Skyworks Solutions, Inc.	788,779	50,978,787
		$519,234,491
Energy - Independent – 3.3%
Diamondback Energy, Inc.	916,360	$ 146,507,637
Expand Energy Corp.	1,488,771	165,729,987
Permian Resources Corp.	8,836,172	122,380,982
Valero Energy Corp.	863,511	114,043,898
		$548,662,504
Energy - Renewables – 0.4%
AES Corp.	5,615,552	$ 69,745,156

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Engineering - Construction – 1.3%
Jacobs Solutions, Inc.	1,036,310	$ 125,279,516
Quanta Services, Inc.	331,202	84,184,924
		$209,464,440
Food & Beverages – 2.9%
Coca-Cola Europacific Partners PLC	1,655,770	$ 144,101,663
ConAgra Brands, Inc.	3,027,780	80,750,893
Hershey Co.	540,584	92,456,082
Ingredion, Inc.	854,787	115,575,750
Lamb Weston Holdings, Inc.	1,015,488	54,125,510
		$487,009,898
Food & Drug Stores – 0.7%
Albertsons Cos., Inc., “A”	5,557,433	$ 122,207,952
Forest & Paper Products – 0.7%
International Paper Co.	2,195,258	$ 117,117,014
Gaming & Lodging – 2.4%
Hyatt Hotels Corp.	739,251	$ 90,558,248
International Game Technology PLC	4,520,598	73,504,923
VICI Properties, Inc., REIT	4,701,705	153,369,617
Viking Holdings Ltd. (a)	1,933,749	76,866,523
		$394,299,311
Health Maintenance Organizations – 0.5%
Humana, Inc.	328,547	$ 86,933,536
Insurance – 9.1%
American International Group, Inc.	1,726,765	$ 150,124,949
Assurant, Inc.	833,322	174,789,289
Corebridge Financial, Inc.	4,483,109	141,531,751
Equitable Holdings, Inc.	2,825,633	147,187,223
Everest Group Ltd.	310,905	112,961,114
Hanover Insurance Group, Inc.	754,399	131,227,706
Hartford Insurance Group, Inc.	2,082,157	257,625,286
Lincoln National Corp.	2,798,815	100,505,447
Voya Financial, Inc.	1,727,404	117,048,895
Willis Towers Watson PLC	589,619	199,261,741
		$1,532,263,401
Leisure & Toys – 1.8%
Brunswick Corp.	1,879,708	$ 101,222,276
Electronic Arts, Inc.	870,435	125,795,266
Mattel, Inc. (a)	3,946,935	76,688,947
		$303,706,489
Machinery & Tools – 4.5%
AGCO Corp.	1,208,612	$ 111,881,213
ITT, Inc.	697,438	90,081,092
Nordson Corp.	413,971	83,506,230
PACCAR, Inc.	946,046	92,116,499
Pentair PLC	1,409,896	123,337,702

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Regal Rexnord Corp.	840,244	$ 95,661,779
Wabtec Corp.	823,807	149,397,400
		$745,981,915
Major Banks – 0.8%
Regions Financial Corp.	5,979,726	$ 129,939,446
Medical & Health Technology & Services – 3.6%
Cencora, Inc.	714,702	$ 198,751,479
ICON PLC (a)	461,735	80,799,008
Labcorp Holdings, Inc.	437,297	101,776,504
Universal Health Services, Inc.	570,680	107,230,772
Ventas, Inc., REIT	1,744,942	119,982,212
		$608,539,975
Medical Equipment – 3.5%
Agilent Technologies, Inc.	1,502,337	$ 175,743,382
GE Healthcare Technologies, Inc.	995,654	80,359,234
Revvity, Inc.	697,917	73,839,619
STERIS PLC	479,910	108,771,601
Teleflex, Inc.	447,396	61,825,653
Zimmer Biomet Holdings, Inc.	762,214	86,267,381
		$586,806,870
Metals & Mining – 0.9%
United States Steel Corp.	3,488,965	$ 147,443,661
Natural Gas - Distribution – 0.7%
Atmos Energy Corp.	709,611	$ 109,691,668
Natural Gas - Pipeline – 2.0%
Plains GP Holdings LP	5,592,388	$ 119,453,408
Targa Resources Corp.	1,046,147	209,721,089
		$329,174,497
Oil Services – 0.9%
Halliburton Co.	2,332,420	$ 59,173,495
TechnipFMC PLC	2,930,611	92,871,063
		$152,044,558
Other Banks & Diversified Financials – 5.4%
Columbia Banking System, Inc.	2,981,933	$ 74,369,409
East West Bancorp, Inc.	1,523,630	136,761,029
Fifth Third Bancorp	2,208,943	86,590,566
M&T Bank Corp.	1,006,116	179,843,235
Northern Trust Corp.	1,684,942	166,219,528
Prosperity Bancshares, Inc.	1,121,539	80,044,238
SLM Corp.	4,473,596	131,389,515
Synchrony Financial	1,077,228	57,028,450
		$912,245,970
Pharmaceuticals – 0.3%
Organon & Co.	3,814,501	$ 56,797,920

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.8%
GFL Environmental, Inc.	2,814,850	$ 135,985,403
Railroad & Shipping – 0.6%
Norfolk Southern Corp.	457,212	$ 108,290,662
Real Estate – 2.2%
Brixmor Property Group, Inc., REIT	5,058,520	$ 134,303,706
Jones Lang LaSalle, Inc. (a)	448,584	111,208,460
W.P. Carey, Inc., REIT	2,045,439	129,087,655
		$374,599,821
Real Estate - Storage – 1.5%
Extra Space Storage, Inc., REIT	1,081,591	$ 160,605,447
Rexford Industrial Realty, Inc., REIT	2,107,286	82,500,247
		$243,105,694
Restaurants – 3.0%
Aramark	4,104,020	$ 141,670,770
Darden Restaurants, Inc.	451,098	93,720,121
SYSCO Corp.	1,338,768	100,461,151
U.S. Foods Holding Corp. (a)	2,629,927	172,155,021
		$508,007,063
Specialty Chemicals – 2.8%
Ashland, Inc.	1,681,249	$ 99,681,253
Corteva, Inc.	2,770,448	174,344,293
Dow, Inc.	1,391,080	48,576,514
DuPont de Nemours, Inc.	1,946,921	145,396,060
		$467,998,120
Specialty Stores – 1.3%
BJ's Wholesale Club Holdings, Inc. (a)	1,030,772	$ 117,611,085
Ross Stores, Inc.	808,783	103,354,380
		$220,965,465
Trucking – 1.3%
J.B. Hunt Transport Services, Inc.	514,927	$ 76,183,450
Knight-Swift Transportation Holdings, Inc.	1,388,044	60,366,033
XPO, Inc. (a)	733,351	78,893,901
		$215,443,384
Utilities - Electric Power – 7.0%
Alliant Energy Corp.	2,449,100	$ 157,599,585
CenterPoint Energy, Inc.	3,508,575	127,115,672
CMS Energy Corp.	2,296,150	172,463,826
Edison International	1,227,829	72,343,685
PG&E Corp.	12,277,255	210,923,241
Pinnacle West Capital Corp.	1,451,537	138,258,899
Public Service Enterprise Group, Inc.	2,172,589	178,804,075
Sempra Energy	1,542,167	110,049,037
		$1,167,558,020
Total Common Stocks (Identified Cost, $12,471,463,686)		$16,278,079,687

MFS Mid Cap Value Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Preferred Stocks – 0.6%
Aerospace & Defense – 0.6%
Boeing Co., 6% (Identified Cost, $78,108,650)	1,562,173	$ 93,464,810
Mutual Funds (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 4.35% (v) (Identified Cost, $360,103,431)	360,084,605	$ 360,120,613
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund - Class IM Shares, 4.31% (j) (Identified Cost, $23,114,025)	23,114,025	$ 23,114,025
Other Assets, Less Liabilities – 0.0%		26,002
Net Assets – 100.0%		$16,754,805,137
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $360,120,613 and $16,394,658,522, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 3/31/25 (unaudited) Assets
Investments in unaffiliated issuers, at value, including $22,002,684 of securities on loan (identified cost, $12,572,686,361)	$16,394,658,522
Investments in affiliated issuers, at value (identified cost, $360,103,431)	360,120,613
Cash	538,622
Receivables for
Investments sold	1,749,059
Fund shares sold	15,911,024
Interest and dividends	21,502,916
Other assets	69,345
Total assets	$16,794,550,101
Liabilities
Payables for
Fund shares reacquired	$12,326,279
Collateral for securities loaned, at value	23,114,025
Payable to affiliates
Investment adviser	1,090,087
Administrative services fee	6,006
Shareholder servicing costs	2,901,446
Distribution and service fees	86,564
Payable for independent Trustees' compensation	25,381
Accrued expenses and other liabilities	195,176
Total liabilities	$39,744,964
Net assets	$16,754,805,137
Net assets consist of
Paid-in capital	$12,655,644,849
Total distributable earnings (loss)	4,099,160,288
Net assets	$16,754,805,137
Shares of beneficial interest outstanding	545,319,834
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,951,889,872	65,348,026	$29.87
Class B	2,327,403	83,539	27.86
Class C	65,240,558	2,371,096	27.51
Class I	4,578,704,950	148,107,715	30.91
Class R1	7,751,292	288,621	26.86
Class R2	45,972,787	1,584,514	29.01
Class R3	803,402,522	27,046,595	29.70
Class R4	301,267,618	10,015,268	30.08
Class R6	8,998,248,135	290,474,460	30.98
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $31.69 [100 / 94.25 x $29.87]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 3/31/25 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$168,779,679
Dividends from affiliated issuers	6,805,850
Other	107,621
Income on securities loaned	9,505
Foreign taxes withheld	(167,641)
Total investment income	$175,535,014
Expenses
Management fee	$52,838,371
Distribution and service fees	4,236,319
Shareholder servicing costs	4,952,174
Administrative services fee	300,753
Independent Trustees' compensation	72,565
Custodian fee	110,408
Shareholder communications	448,952
Audit and tax fees	25,526
Legal fees	41,598
Miscellaneous	316,904
Total expenses	$63,343,570
Reduction of expenses by investment adviser and distributor	(1,207,773)
Net expenses	$62,135,797
Net investment income (loss)	$113,399,217
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$478,618,486
Affiliated issuers	7,310
Net realized gain (loss)	$478,625,796
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(1,442,402,862)
Affiliated issuers	(66,737)
Translation of assets and liabilities in foreign currencies	(19,702)
Net unrealized gain (loss)	$(1,442,489,301)
Net realized and unrealized gain (loss)	$(963,863,505)
Change in net assets from operations	$(850,464,288)
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24
Change in net assets
From operations
Net investment income (loss)	$113,399,217	$210,372,520
Net realized gain (loss)	478,625,796	1,569,344,315
Net unrealized gain (loss)	(1,442,489,301)	2,485,968,799
Change in net assets from operations	$(850,464,288)	$4,265,685,634
Total distributions to shareholders	$(1,713,065,688)	$(462,551,258)
Change in net assets from fund share transactions	$1,454,174,102	$(776,912,487)
Total change in net assets	$(1,109,355,874)	$3,026,221,889
Net assets
At beginning of period	17,864,161,011	14,837,939,122
At end of period	$16,754,805,137	$17,864,161,011
See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$34.74	$27.57	$25.61	$30.27	$21.56	$23.63
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.32	$0.38	$0.29	$0.21	$0.23
Net realized and unrealized gain (loss)	(1.67)	7.66	3.00	(3.15)	8.70	(1.79)
Total from investment operations	$(1.50)	$7.98	$3.38	$(2.86)	$8.91	$(1.56)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.38)	$(0.38)	$(0.29)	$(0.20)	$(0.23)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.37)	$(0.81)	$(1.42)	$(1.80)	$(0.20)	$(0.51)
Net asset value, end of period (x)	$29.87	$34.74	$27.57	$25.61	$30.27	$21.56
Total return (%) (r)(s)(t)(x)	(4.98)(n)	29.60	13.20	(10.44)	41.55	(6.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99(a)	1.00	1.00	1.00	1.02	1.07
Expenses after expense reductions	0.97(a)	0.99	0.99	0.99	1.01	1.06
Net investment income (loss)	1.03(a)	1.02	1.36	0.97	0.75	1.04
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$1,951,890	$2,105,888	$1,718,451	$1,563,018	$1,616,315	$1,141,479

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$32.45	$25.75	$23.94	$28.40	$20.22	$22.18
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03	$0.08	$0.16	$0.04	$(0.01)	$0.06
Net realized and unrealized gain (loss)	(1.55)	7.17	2.82	(2.94)	8.20	(1.69)
Total from investment operations	$(1.52)	$7.25	$2.98	$(2.90)	$8.19	$(1.63)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.13)	$(0.05)	$(0.01)	$(0.05)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.07)	$(0.55)	$(1.17)	$(1.56)	$(0.01)	$(0.33)
Net asset value, end of period (x)	$27.86	$32.45	$25.75	$23.94	$28.40	$20.22
Total return (%) (r)(s)(t)(x)	(5.33)(n)	28.63	12.39	(11.16)	40.52	(7.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74(a)	1.75	1.75	1.75	1.77	1.81
Expenses after expense reductions	1.72(a)	1.74	1.74	1.74	1.76	1.80
Net investment income (loss)	0.23(a)	0.27	0.61	0.13	(0.04)	0.28
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$2,327	$3,999	$5,291	$7,309	$11,291	$10,677
Class C	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$32.12	$25.53	$23.78	$28.24	$20.12	$22.09
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.16	$0.05	$(0.00)(w)	$0.06
Net realized and unrealized gain (loss)	(1.54)	7.10	2.80	(2.93)	8.15	(1.69)
Total from investment operations	$(1.50)	$7.18	$2.96	$(2.88)	$8.15	$(1.63)
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.16)	$(0.17)	$(0.07)	$(0.03)	$(0.06)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.11)	$(0.59)	$(1.21)	$(1.58)	$(0.03)	$(0.34)
Net asset value, end of period (x)	$27.51	$32.12	$25.53	$23.78	$28.24	$20.12
Total return (%) (r)(s)(t)(x)	(5.33)(n)	28.61	12.39	(11.16)	40.55	(7.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74(a)	1.75	1.75	1.75	1.77	1.81
Expenses after expense reductions	1.72(a)	1.74	1.74	1.74	1.76	1.80
Net investment income (loss)	0.27(a)	0.27	0.61	0.17	(0.02)	0.28
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$65,241	$76,348	$78,244	$85,829	$108,116	$87,086

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.88	$28.45	$26.38	$31.13	$22.16	$24.27
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.40	$0.47	$0.38	$0.30	$0.29
Net realized and unrealized gain (loss)	(1.74)	7.91	3.09	(3.25)	8.93	(1.84)
Total from investment operations	$(1.52)	$8.31	$3.56	$(2.87)	$9.23	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.45)	$(0.45)	$(0.37)	$(0.26)	$(0.28)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.45)	$(0.88)	$(1.49)	$(1.88)	$(0.26)	$(0.56)
Net asset value, end of period (x)	$30.91	$35.88	$28.45	$26.38	$31.13	$22.16
Total return (%) (r)(s)(t)(x)	(4.87)(n)	29.91	13.51	(10.23)	41.90	(6.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74(a)	0.75	0.75	0.75	0.77	0.82
Expenses after expense reductions	0.72(a)	0.74	0.74	0.74	0.76	0.81
Net investment income (loss)	1.29(a)	1.27	1.61	1.25	1.03	1.28
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$4,578,705	$4,443,285	$3,647,260	$3,383,518	$3,056,701	$1,651,249
Class R1	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$31.44	$24.94	$23.28	$27.68	$19.74	$21.69
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.15	$0.05	$(0.00)(w)	$0.06
Net realized and unrealized gain (loss)	(1.50)	6.95	2.73	(2.85)	7.98	(1.66)
Total from investment operations	$(1.46)	$7.03	$2.88	$(2.80)	$7.98	$(1.60)
Less distributions declared to shareholders
From net investment income	$(0.05)	$(0.10)	$(0.18)	$(0.09)	$(0.04)	$(0.07)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.12)	$(0.53)	$(1.22)	$(1.60)	$(0.04)	$(0.35)
Net asset value, end of period (x)	$26.86	$31.44	$24.94	$23.28	$27.68	$19.74
Total return (%) (r)(s)(t)(x)	(5.32)(n)	28.64	12.34	(11.11)	40.46	(7.56)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74(a)	1.75	1.75	1.75	1.77	1.82
Expenses after expense reductions	1.72(a)	1.74	1.74	1.74	1.76	1.80
Net investment income (loss)	0.27(a)	0.28	0.60	0.19	(0.00)(w)	0.28
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$7,751	$9,444	$8,855	$11,824	$13,789	$10,476

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$33.79	$26.81	$24.92	$29.51	$21.01	$23.04
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.23	$0.30	$0.19	$0.13	$0.17
Net realized and unrealized gain (loss)	(1.62)	7.46	2.93	(3.06)	8.51	(1.75)
Total from investment operations	$(1.50)	$7.69	$3.23	$(2.87)	$8.64	$(1.58)
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.28)	$(0.30)	$(0.21)	$(0.14)	$(0.17)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.28)	$(0.71)	$(1.34)	$(1.72)	$(0.14)	$(0.45)
Net asset value, end of period (x)	$29.01	$33.79	$26.81	$24.92	$29.51	$21.01
Total return (%) (r)(s)(t)(x)	(5.10)(n)	29.26	12.95	(10.72)	41.24	(7.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.24(a)	1.25	1.25	1.25	1.27	1.32
Expenses after expense reductions	1.22(a)	1.24	1.24	1.24	1.26	1.30
Net investment income (loss)	0.77(a)	0.79	1.11	0.66	0.48	0.78
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$45,973	$55,351	$58,043	$64,335	$83,472	$66,086
Class R3	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$34.56	$27.44	$25.50	$30.15	$21.48	$23.54
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.31	$0.38	$0.28	$0.21	$0.23
Net realized and unrealized gain (loss)	(1.65)	7.63	2.99	(3.13)	8.67	(1.78)
Total from investment operations	$(1.49)	$7.94	$3.37	$(2.85)	$8.88	$(1.55)
Less distributions declared to shareholders
From net investment income	$(0.30)	$(0.39)	$(0.39)	$(0.29)	$(0.21)	$(0.23)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.37)	$(0.82)	$(1.43)	$(1.80)	$(0.21)	$(0.51)
Net asset value, end of period (x)	$29.70	$34.56	$27.44	$25.50	$30.15	$21.48
Total return (%) (r)(s)(t)(x)	(4.98)(n)	29.58	13.21	(10.46)	41.55	(6.85)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.99(a)	1.00	1.00	1.00	1.02	1.07
Expenses after expense reductions	0.97(a)	0.99	0.99	0.99	1.01	1.06
Net investment income (loss)	1.02(a)	1.02	1.35	0.96	0.75	1.04
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$803,403	$945,213	$718,313	$574,212	$606,828	$405,406

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.00	$27.77	$25.78	$30.47	$21.69	$23.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.39	$0.46	$0.36	$0.28	$0.28
Net realized and unrealized gain (loss)	(1.68)	7.72	3.02	(3.18)	8.76	(1.79)
Total from investment operations	$(1.47)	$8.11	$3.48	$(2.82)	$9.04	$(1.51)
Less distributions declared to shareholders
From net investment income	$(0.38)	$(0.45)	$(0.45)	$(0.36)	$(0.26)	$(0.29)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.45)	$(0.88)	$(1.49)	$(1.87)	$(0.26)	$(0.57)
Net asset value, end of period (x)	$30.08	$35.00	$27.77	$25.78	$30.47	$21.69
Total return (%) (r)(s)(t)(x)	(4.86)(n)	29.91	13.51	(10.26)	41.92	(6.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.74(a)	0.75	0.75	0.75	0.77	0.82
Expenses after expense reductions	0.72(a)	0.74	0.74	0.74	0.76	0.81
Net investment income (loss)	1.27(a)	1.28	1.62	1.19	1.00	1.29
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$301,268	$364,789	$345,645	$533,949	$607,641	$437,597
Class R6	Six months ended	Year ended
	3/31/25 (unaudited)	9/30/24	9/30/23	9/30/22	9/30/21	9/30/20
Net asset value, beginning of period	$35.96	$28.51	$26.44	$31.20	$22.20	$24.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.23	$0.44	$0.50	$0.40	$0.33	$0.32
Net realized and unrealized gain (loss)	(1.72)	7.93	3.10	(3.25)	8.96	(1.84)
Total from investment operations	$(1.49)	$8.37	$3.60	$(2.85)	$9.29	$(1.52)
Less distributions declared to shareholders
From net investment income	$(0.42)	$(0.49)	$(0.49)	$(0.40)	$(0.29)	$(0.31)
From net realized gain	(3.07)	(0.43)	(1.04)	(1.51)	—	(0.28)
Total distributions declared to shareholders	$(3.49)	$(0.92)	$(1.53)	$(1.91)	$(0.29)	$(0.59)
Net asset value, end of period (x)	$30.98	$35.96	$28.51	$26.44	$31.20	$22.20
Total return (%) (r)(s)(t)(x)	(4.79)(n)	30.08	13.61	(10.14)	42.14	(6.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62(a)	0.63	0.63	0.63	0.64	0.68
Expenses after expense reductions	0.61(a)	0.62	0.62	0.62	0.63	0.66
Net investment income (loss)	1.39(a)	1.39	1.73	1.31	1.13	1.44
Portfolio turnover rate	10(n)	27	19	17	19	19
Net assets at end of period (000 omitted)	$8,998,248	$9,859,844	$8,257,838	$7,498,359	$8,659,522	$6,048,320

See Notes to Financial Statements

MFS Mid Cap Value Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Mid Cap Value Fund (the fund) is a diversified series of MFS Series Trust XI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. An operating segment is a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$16,371,544,497	$—	$—	$16,371,544,497
Investment Companies	383,234,638	—	—	383,234,638
Total	$16,754,779,135	$—	$—	$16,754,779,135
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $22,002,684.  The fair value of the fund's investment securities on loan and a related liability of $23,114,025 for the obligation to return cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and redemptions in-kind.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 9/30/24
Ordinary income (including any short-term capital gains)	$238,005,762
Long-term capital gains	224,545,496
Total distributions	$462,551,258
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
As of 3/31/25
Cost of investments	$12,997,121,536
Gross appreciation	4,581,306,669
Gross depreciation	(823,649,070)
Net unrealized appreciation (depreciation)	$3,757,657,599
As of 9/30/24
Undistributed ordinary income	219,491,328
Undistributed long-term capital gain	1,195,773,353
Other temporary differences	11,661
Net unrealized appreciation (depreciation)	5,247,413,922
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees.  The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class.  The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class.  Dividends are declared separately for each class.  Differences in per share dividend rates are generally due to differences in separate class expenses.  Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 3/31/25	Year ended 9/30/24
Class A	$202,574,867	$50,173,334
Class B	328,709	105,150
Class C	7,184,384	1,719,337
Class I	432,450,754	109,692,703
Class R1	853,066	186,415
Class R2	5,071,915	1,414,854
Class R3	89,302,502	22,209,637
Class R4	35,350,323	10,846,993
Class R6	939,949,168	266,202,835
Total	$1,713,065,688	$462,551,258
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $5 billion	0.65%
In excess of $5 billion and up to $10 billion	0.60%
In excess of $10 billion and up to $20 billion	0.55%
In excess of $20 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until January 31, 2026. For the six months ended March 31, 2025, this management fee reduction amounted to $1,207,492, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $145,446 for the six months ended March 31, 2025, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 2,576,271
Class B	0.75%	0.25%	1.00%	1.00%	16,256
Class C	0.75%	0.25%	1.00%	1.00%	361,587
Class R1	0.75%	0.25%	1.00%	1.00%	42,081
Class R2	0.25%	0.25%	0.50%	0.50%	128,346
Class R3	—	0.25%	0.25%	0.25%	1,111,778
Total Distribution and Service Fees					$4,236,319
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended March 31, 2025 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended March 31, 2025, this rebate amounted to $197 and $84 for Class A and Class R2 shares, respectively, and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended March 31, 2025, were as follows:
Amount
Class A	$9,047
Class B	33
Class C	2,923
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended March 31, 2025, the fee was $204,845, which equated to 0.0023% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended March 31, 2025, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,747,329.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended March 31, 2025 was equivalent to an annual effective rate of 0.0034% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
8/19/2024	Redemption	Class B	6	$178
8/19/2024	Redemption	Class I	4	151
8/19/2024	Redemption	Class R1	3	105
8/19/2024	Redemption	Class R2	4	125
8/19/2024	Redemption	Class R3	4	122
8/19/2024	Redemption	Class R4	4	129
During the six months ended March 31, 2025, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $4,783,018 and $17,144,572, respectively. The sales transactions resulted in net realized gains (losses) of $4,876,995.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended March 31, 2025, this reimbursement amounted to $105,857, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended March 31, 2025, purchases and sales of investments, other than short-term obligations, aggregated $1,679,346,467 and $1,923,684,660, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,500,607	$145,330,006	7,257,177	$222,987,144
Class B	181	5,587	114	3,292
Class C	170,420	5,121,858	395,427	11,259,567
Class I	30,229,809	997,110,998	26,805,481	851,732,664
Class R1	16,101	464,618	41,167	1,141,916
Class R2	156,899	5,060,820	265,055	7,893,456
Class R3	3,084,197	98,438,204	6,366,966	191,416,953
Class R4	1,110,569	36,524,656	1,992,385	61,318,360
Class R6	27,942,042	940,917,446	45,310,269	1,436,179,147
	67,210,825	$2,228,974,193	88,434,041	$2,783,932,499

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 3/31/25		Year ended 9/30/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	5,933,593	$190,171,649	1,642,929	$46,922,047
Class B	10,965	328,524	3,871	103,898
Class C	225,175	6,662,915	60,868	1,617,262
Class I	12,307,825	407,881,317	3,500,008	103,040,221
Class R1	29,538	853,066	7,170	186,415
Class R2	159,889	4,980,528	49,806	1,386,599
Class R3	2,802,087	89,302,502	781,414	22,207,777
Class R4	1,031,233	33,257,278	359,970	10,338,333
Class R6	25,562,981	848,690,983	8,142,333	240,035,965
	48,063,286	$1,582,128,762	14,548,369	$425,838,517
Shares reacquired
Class A	(5,708,386)	$(184,845,398)	(10,608,380)	$(325,508,486)
Class B	(50,866)	(1,536,719)	(86,196)	(2,469,337)
Class C	(401,193)	(11,965,044)	(1,144,334)	(32,577,397)
Class I	(18,273,581)	(604,827,330)	(34,678,276)	(1,084,360,876)
Class R1	(57,426)	(1,721,000)	(102,939)	(2,821,257)
Class R2	(370,300)	(11,794,855)	(841,839)	(24,408,857)
Class R3	(6,186,333)	(199,198,556)	(5,977,857)	(182,195,411)
Class R4	(2,549,516)	(81,985,350)	(4,376,870)	(136,456,586)
Class R6	(37,196,426)	(1,259,054,601)	(68,897,387)	(2,195,885,296)
	(70,794,027)	$(2,356,928,853)	(126,714,078)	$(3,986,683,503)
Net change
Class A	4,725,814	$150,656,257	(1,708,274)	$(55,599,295)
Class B	(39,720)	(1,202,608)	(82,211)	(2,362,147)
Class C	(5,598)	(180,271)	(688,039)	(19,700,568)
Class I	24,264,053	800,164,985	(4,372,787)	(129,587,991)
Class R1	(11,787)	(403,316)	(54,602)	(1,492,926)
Class R2	(53,512)	(1,753,507)	(526,978)	(15,128,802)
Class R3	(300,049)	(11,457,850)	1,170,523	31,429,319
Class R4	(407,714)	(12,203,416)	(2,024,515)	(64,799,893)
Class R6	16,308,597	530,553,828	(15,444,785)	(519,670,184)
	44,480,084	$1,454,174,102	(23,731,668)	$(776,912,487)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Aggressive Growth Allocation Fund, were the owners of record of approximately 3%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2060 Fund, the MFS Lifetime 2065 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions.
Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its

MFS Mid Cap Value Fund
Notes to Financial Statements (unaudited) - continued
borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 12, 2026 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended March 31, 2025, the fund’s commitment fee and interest expense were $41,897 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended March 31, 2025:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$303,123,712	$1,227,192,724	$1,170,136,396	$7,310	$(66,737)	$360,120,613
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,805,850	$—

MFS Mid Cap Value Fund
Results of Shareholder Meeting (unaudited)
At a special meeting of shareholders of MFS Series Trust XI, which was held on November 14, 2024, the following action was taken:
Item 1: To elect the following individuals as Trustees, effective January 1, 2025:
	Number of Dollars
Nominee	For	Against/Withheld
Steven E. Buller	12,397,536,676.038	271,079,869.507
John A. Caroselli	12,405,902,605.368	262,713,940.176
Maureen R. Goldfarb	12,460,177,928.982	208,438,616.562
Peter D. Jones	12,427,360,691.762	241,255,853.782
John P. Kavanaugh	12,447,471,025.109	221,145,520.435
James W. Kilman, Jr.	12,460,309,345.084	208,307,200.460
Clarence Otis, Jr.	12,420,601,952.239	248,014,593.305
Michael W. Roberge	12,460,314,164.880	208,302,380.664
Maryanne L. Roepke	12,471,848,196.676	196,768,348.868
Paula E. Smith	12,476,938,441.074	191,678,104.470
Laurie J. Thomsen	12,475,972,251.970	192,644,293.574
Darrell A. Williams	12,456,104,251.337	212,512,294.208

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Mid Cap Value Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Mid Cap Value Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XI

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   May 15, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  May 15, 2025

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  May 15, 2025

*  Print name and title of each signing officer under his or her signature.